Fair Value Measurements - Summary of Changes in the Fair Value of Company's Level 3 Financial Instruments (Details) $ in Thousands	4 Months Ended
Sep. 30, 2022 USD ($)
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Fair value as of May 26, 2022 (initial measurement)	$ 191,584
Gain from change in fair value	(111,523)
Fair value as of September 30, 2022	80,061
Private Placement Warrants
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Fair value as of May 26, 2022 (initial measurement)	3,834
Gain from change in fair value	(1,853)
Fair value as of September 30, 2022	1,981
Earnout Liability
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Fair value as of May 26, 2022 (initial measurement)	187,750
Gain from change in fair value	(109,670)
Fair value as of September 30, 2022	$ 78,080